Note 5 - Loans and Leases - Activity in the Allowance for Loan Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Attributable to loans and leases individually evaluated for impairment	$ 435	$ 128
Collectively evaluated for impairment	3,696	3,399
Total allowance for loan and lease losses	4,131	3,527
Individually evaluated for impairment	2,778	1,331
Acquired with deteriorated credit quality	121,929	116,077
Collectively evaluated for impairment	573,458	559,987
Loans and Leases Receivable, Gross, Total	576,424	561,614
Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	188	296
Residential 1 - 4 Family Real Estate [Member]
Attributable to loans and leases individually evaluated for impairment
Collectively evaluated for impairment	592	576
Total allowance for loan and lease losses	592	576
Individually evaluated for impairment
Collectively evaluated for impairment	122,844	119,771
Loans and Leases Receivable, Gross, Total	122,905	119,841
Residential 1 - 4 Family Real Estate [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	61	70
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Attributable to loans and leases individually evaluated for impairment	93	65
Collectively evaluated for impairment	2,443	2,290
Total allowance for loan and lease losses	2,536	2,355
Individually evaluated for impairment	1,499	970
Collectively evaluated for impairment	365,988	353,250
Loans and Leases Receivable, Gross, Total	367,614	354,446
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality	127	226
Commercial and Agriculture Portfolio Segment [Member]
Attributable to loans and leases individually evaluated for impairment	342	63
Collectively evaluated for impairment	597	471
Total allowance for loan and lease losses	939	534
Individually evaluated for impairment	1,279	361
Collectively evaluated for impairment	76,379	80,269
Loans and Leases Receivable, Gross, Total	77,658	80,630
Commercial and Agriculture Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality
Consumer Portfolio Segment [Member]
Attributable to loans and leases individually evaluated for impairment
Collectively evaluated for impairment	64	62
Total allowance for loan and lease losses	64	62
Individually evaluated for impairment
Acquired with deteriorated credit quality	8,202	6,696
Collectively evaluated for impairment	8,247	6,697
Loans and Leases Receivable, Gross, Total	8,247	6,697
Consumer Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Acquired with deteriorated credit quality